Employee Costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Detail) - Employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee costs and numbers [line items]
Continuing Operations	69,130	71,345	73,257
Discontinued Operations	21,292	20,616	22,628
Average number of employees	90,422	91,961	95,885
Manufacturing [member]
Disclosure of employee costs and numbers [line items]
Continuing Operations	22,946	23,562	24,536
Selling, general and administration [member]
Disclosure of employee costs and numbers [line items]
Continuing Operations	34,642	36,909	37,977
Research and Development [Member]
Disclosure of employee costs and numbers [line items]
Continuing Operations	11,542	10,874	10,744